Submission	Aug. 11, 2026
Submission [Line Items]
Central Index Key	0000100493
Registrant Name	Tyson Foods, Inc.
Registration File Number	333-296632
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES